Income Taxes - Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes (benefit) at Federal statutory rate, Amount	$ 46	$ (1,547)
State taxes, net of Federal tax benefit, Amount	17	(218)
Officer's life insurance, Amount	(116)	(747)
Merger Costs, Amount	159	118
Other, net, Amount	71	73
Total income tax expense (benefit)	$ 177	$ (2,321)
Income taxes (benefit) at Federal statutory rate, Percentage	34.00%	(34.00%)
State taxes, net of Federal tax benefit, Percentage	12.70%	(4.80%)
Officer's life insurance, Percentage	(86.60%)	(16.40%)
Merger Costs, Percentage	118.70%	2.60%
Other, net, Percentage	53.30%	1.60%
Total, Percentage	132.10%	(51.00%)